General	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
General
General

Note 1. General

Sirius International Insurance Group, Ltd. (the “Company”) is a Bermuda exempted company whose principal businesses are conducted through its wholly-and majority-owned insurance subsidiaries (collectively with the Company, “Sirius Group”). Sirius Group provides insurance, reinsurance, and insurance services on a worldwide basis.

Note 1. General

Sirius International Insurance Group, Ltd. (the “Company”) is a Bermuda exempted company whose principal businesses are conducted through its wholly and majority owned insurance subsidiaries (collectively with the Company, “Sirius Group”). The company provides insurance, reinsurance, and insurance services on a worldwide basis.